Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net income / (loss)	$ 159,972	$ (41,365)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation (Note 5)	74,336	69,958
Amortisation of fair value of below market time charters	(187)	(718)
Amortization of debt (loan, lease & notes) issuance costs (Note 7)	3,606	3,663
Loss on debt extinguishment (Note 7)	2,353	618
Share-based compensation (Note 10)	2,571	1,216
(Gain)/Loss on time charter agreement termination	(1,102)	0
Change in fair value of forward freight derivatives and bunker swaps (Note 12)	1,556	60
Other non-cash charges	(166)	64
Gain on hull and machinery claims	(141)	(91)
Equity in income / (loss) of investee	13	(39)
(Increase)/Decrease in:
Trade accounts receivable	(27,473)	26,563
Inventories	(15,143)	3,981
Prepaid expenses and other receivables	(8,502)	1,831
Derivatives asset	502	(726)
Due from related parties	15	450
Due from managers	140	899
Increase/(Decrease) in:
Accounts payable	5,089	92
Due to related parties	1,732	(2,045)
Accrued liabilities	8,291	(18,042)
Due to managers	2,612	5,314
Deferred revenue	9,593	3,777
Net cash provided by / (used in) Operating Activities	219,667	55,460
Cash Flows from Investing Activities:
Advances for vessels & vessel upgrades and other fixed assets	(116,434)	(51,297)
Hull and machinery insurance proceeds	8,178	3,113
Net cash provided by / (used in) Investing Activities	(108,256)	(48,184)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	164,000	149,135
Loan and lease prepayments and repayments	(195,043)	(169,229)
Financing and debt extinguishment fees paid	(3,212)	(1,020)
Dividends paid	(30,672)	(4,804)
Offering expenses paid related to the issuance of common stock	(141)	0
Refund of financing premia	903	(0)
Net cash provided by / (used in) Financing Activities	(64,165)	(25,918)
Net increase/(decrease) in cash and cash equivalents and restricted cash	47,246	(18,642)
Cash and cash equivalents and restricted cash at beginning of period	195,531	126,262
Cash and cash equivalents and restricted cash at end of period	242,777	107,620
Cash paid during the period for:
Interest	26,100	35,070
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	69,884	(0)
Vessel upgrades	(0)	20,360
Assumed debt upon acquisition	99,601	(0)
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	225,473	77,506
Restricted cash, current (Notes 7 and 12)	12,283	29,094
Restricted cash, non-current (Notes 7 and 12)	5,021	1,020
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 242,777	$ 107,620